Inventories	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Inventories

6.	Inventories

	September 30, 2026	December 31, 2025
Stores and fuel	$6,869	$6,344
Ore and in-process ore	997	397
Finished goods – WO3 concentrate	1,110	2,677
Current inventories	8,976	9,418
Tailings	33,381	33,392
Total inventories	$42,357	$42,810

As at September 30, 2026 and December 31, 2025, tailings inventories are classified as long term as these inventories may not be processed within the next year.

Almonty Industries Inc.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

Three and Nine Months Ended September 30, 2026 and 2025

(in thousands of Canadian dollars except for per common share amounts and unless otherwise noted)